Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Investments in Associates and Joint Ventures

	Joint		2018	Joint		2017
	ventures	Associates	Total	ventures	Associates	Total
	£m	£m	£m	£m	£m	£m
At 1 January	13	170	183	19	244	263
Exchange adjustments	1	11	12	(2)	(10)	(12)
Additions	1	9	10	—	15	15
Disposals	0	0	0	—	(92)	(92)
Distributions received	0	(40)	(40)	(1)	(1)	(2)
Other movements	1	39	40	—	(2)	(2)
Profit/(loss) after tax recognised in the consolidated income statement	3	28	31	(3)	16	13

At 31 December	19	217	236	13	170	183

Summary of Balance Sheet Information

Summarised balance sheet information, based on published information, in respect of Innoviva is set out below:

	At 31 December	At 31 December
	2018	2017
	£m	£m
Non-current assets	275	124
Current assets	157	148

Current liabilities	(4)	(26)
Non-current liabilities	(302)	(426)

Net assets/(liabilities)	126	(180)

	2018	2017
	£m	£m
Interest in associated undertaking	40	(57)
Goodwill	91	86
Fair value and other adjustments	58	118

Carrying value at 31 December	189	147